Average Annual Total Returns		12 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended	164 Months Ended	208 Months Ended	298 Months Ended	387 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3) | Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.49%	0.69%		1.56%				3.33%
Performance Inception Date	Oct. 06, 1993
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3) | Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.38%	0.49%		1.24%			2.61%
Performance Inception Date	Mar. 15, 2001
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3) | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		5.09%	1.17%		1.77%			2.81%
Performance Inception Date	Mar. 15, 2001
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3) | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		5.37%	1.44%		2.04%		2.72%
Performance Inception Date	Aug. 18, 2008
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3) | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.37%	1.41%		1.99%
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3) | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.36%	1.55%		2.02%
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3) | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		5.48%	1.55%	2.35%
Performance Inception Date	Jan. 27, 2017
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3) | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%		2.34%		3.49%
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3) | Bloomberg Municipal Short Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.01%	1.22%		1.98%		2.67%
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class R-6) | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		5.48%	1.55%		2.15%	2.12%
Performance Inception Date	May 11, 2012
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class R-6) | Class R-6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.48%	1.51%		2.10%
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class R-6) | Class R-6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.48%	1.65%		2.13%
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class R-6) | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%		2.34%	2.63%
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class R-6) | Bloomberg Municipal Short-Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.01%	1.22%		1.98%	1.99%